Securities Held to Maturity (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Held to Maturity [Abstract]
Proceeds from sales of securities held to maturity	$ 30,600,000	$ 2,400,000
Gross Gain	405,000	25,000
Gross Loss	$ 56,000	$ 7,000